Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

September 14, 2021

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 “F” Street N.E.
Washington, D.C. 20549
Re:    Professionally Managed Portfolios (the “Trust”)
    File Nos.: 33-12213 and 811-05037
    Boston Common ESG Impact Emerging Markets Fund (S000070633)

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of the Boston Common ESG Impact Emerging Markets Fund (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated September 10, 2021, and filed electronically as Post-Effective Amendment No. 825 to the Fund’s Registration Statement on Form N-1A on September 10, 2021.

If you have any questions concerning this filing, please contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, Esq.
Vice President & Secretary of the Trust